Note 8 - Intangible Assets - Risk Characteristics of Loans Being Serviced (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Original Term Thirty Year Fixed Rate [Member]
Loan Principal Balance	$ 266,560
Weighted Average Interest Rate	4.07%
Weighted Average Remaining Term (Month)	25 years 180 days
Number of Loans	2,119
Original Term Fifteen Year Fixed Rate [Member]
Loan Principal Balance	$ 102,957
Weighted Average Interest Rate	3.10%
Weighted Average Remaining Term (Month)	11 years 120 days
Number of Loans	1,084
Adjustable Rate [Member]
Loan Principal Balance	$ 55
Weighted Average Interest Rate	3.25%
Weighted Average Remaining Term (Month)	23 years 150 days
Number of Loans	2